Equity-Accounted Investees and Joint Business - Mecwins, S.A. (Details) - Mecwins, S.A - EUR (€) € in Millions		12 Months Ended
	Oct. 22, 2018	Dec. 31, 2021
Equity-Accounted Investees and Joint Business
Ownership interest (as a percent)	24.99%	24.59%
Purchase of interests in investments accounted for using equity method	€ 2
CRB Inverbio
Equity-Accounted Investees and Joint Business
Share capital increase	€ 2